PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 28, 2012
Prepaid Expense and Other Assets, Current [Abstract]
Prepaid Expenses and Other Current Assets
Prepaid expenses and other current assets consisted of the following as of December 28, 2012 and December 30, 2011 (in thousands):

	Successor	Predecessor
	December 28, 2012	December 30, 2011
Vendor rebates receivable	$21,456	$16,291
Prepaid insurance	2,961	2,198
Prepaid rent	2,168	1,944
Other	6,878	5,852
	$33,463	$26,285